Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0000072903
Registrant Name	XCEL ENERGY INC
Registration File Number	333-278797
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES